RESTATEMENT OF PREVIOUSLY FILED BALANCE SHEET	6 Months Ended
Jan. 11, 2021
RESTATEMENT OF PREVIOUSLY FILED BALANCE SHEET
RESTATEMENT OF PREVIOUSLY FILED BALANCE SHEET

NOTE 2. RESTATEMENT OF PREVIOUSLY FILED BALANCE SHEET

The Company concluded it should restate its previously issued balance sheet to classify all Class A ordinary shares subject to redemption in temporary equity and to classify its outstanding warrants as liabilities. In accordance with ASC 480-10-S99, redemption provisions not solely within the control of the Company require shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with this balance sheet, the Company revised this interpretation to include temporary equity in net tangible assets.

Additionally, the Company reevaluated the accounting treatment of (i) the 9,200,000 redeemable warrants (the “Public Warrants”) that were included in the units issued by the Company in its Initial Public Offering and (ii) the 5,013,333 Private Placement Warrants that were issued to the Company’s sponsor in a private placement that closed concurrently with the closing of the Initial Public Offering (together with the Public Warrants, the “Warrants”). The Company previously classified the Warrants in shareholders’ equity. In further consideration of the guidance in FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”), the Company concluded that a provision in the warrant agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants should be recorded as derivative liabilities on the balance sheet and measured at fair value at inception (on the date of the Initial Public Offering) and at each subsequent reporting date, with changes in fair value recognized in income and losses.

In accordance with FASB ASC Topic 340, “Other Assets and Deferred Costs,” as a result of the classification of the Warrants as derivative liabilities, the Company expensed a portion of the offering costs originally recorded as a reduction in equity. The portion of offering costs that was expensed was determined based on the relative fair value of the Public Warrants and Class A ordinary shares included in the Units.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed balance sheet that contained the error, reported in the Company’s Form 8-K filed with the SEC on January 15, 2021 (the “Post-IPO Balance Sheet”). Therefore, the Company, in consultation with its Audit Committee, concluded that the Post-IPO Balance Sheet should be restated to present all outstanding Class A ordinary shares subject to possible redemption as temporary equity, to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering, and to classify all outstanding Warrants as liabilities. As such, the Company is reporting these restatements to the January 11, 2021 balance sheet that is filed as an exhibit to the Company’s Form 8-K/A. The previously presented Post-IPO Balance Sheet should no longer be relied upon.

The following tables summarize the effect of the revision on each financial statement line item as of the date indicated:

	8-K Originally
As of January 11, 2021	Filed	Adjustment	As Restated
Total assets	$278,183,053	$—	$278,183,053
Total current liabilities	$861,057	$—	$861,057
Deferred underwriting commissions	9,660,000	—	9,660,000
Derivative warrant liabilities	—	22,148,000	22,148,000
Total liabilities	$10,521,057	$22,148,000	$32,669,057
Class A ordinary shares subject to possible redemption	262,661,990	13,338,010	276,000,000
Preference shares	—	—	—
Class A ordinary shares	133	(133)	—
Class B ordinary shares	690	—	690
Additional paid-in capital	5,040,999	(5,040,999)	—
Accumulated deficit	(41,816)	(30,444,878)	(30,486,694)
Total shareholders’ equity (deficit)	$5,000,006	$(35,486,010)	$(30,486,004)
Total liabilities, Class A ordinary shares subject to possible redemption and shareholders’ equity (deficit)	$278,183,053	$—	$278,183,053